Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2023
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision	The following rates were used in the calculation of the provision:

%	2023	2022	2021
South African operations
Inflation rate
– short term (Year 1)	6.59	6.55	5.11
– short term (Year 2)	5.65	5.20	4.99
– medium term (Year 3)[1]	5.68	n/a	n/a
– long term (Year 3 onwards)[1]	n/a	5.50	5.25
– long term (Year 4 onwards)[1]	5.64	n/a	n/a
Discount rates[2]
– 12 months	9.30	5.50	4.90
– one to five years	9.20	8.30	7.30
– six to nine years	10.60	9.90	9.00
– ten years or more	12.10	10.90	10.30
PNG operations
Inflation rate	4.84	5.33	4.45
Discount rate	9.33	8.45	6.20
1    In 2023, management refined the approach for applying inflation rate assumptions in the calculation.
[2] Refer to note 4 for a discussion on the changes affecting these assumptions.

Reconciliation of the total liability for environmental rehabilitation
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	5 013	4 662
Change in estimate – Balance sheet[1]	(111)	(248)
Change in estimate – Income statement[1]	32	136
Utilisation of provision	(120)	(65)
Time value of money and inflation component of rehabilitation costs	483	377
Translation	176	151
Balance at end of year	5 473	5 013
[1] Changes to life-of-mine plans for certain operations in 2022 impacted the discounting of the cash flows. In 2023, there were no significant changes other than an increase in discount rates.

Disclosure of Future Net Undiscounted Obligation
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2023	2022
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	7 930	7 126
Amounts invested in environmental trust funds (refer to note 17)	(5 673)	(5 244)
Total future net undiscounted obligation	2 257	1 882